Related Party Transactions (Details) - Schedule benefits to key executive personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule benefits to key executive personnel [Abstract]
Short-term benefits	$ 3,821	$ 3,550	$ 2,106
Other long-term benefits			63
Share-based payment	2,197	3,714	2,542
Benefits to key executive personnel	$ 6,018	$ 7,264	$ 4,711